UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: November 30, 2026

Date of reporting period: May 31, 2026

Item 1. Report to Stockholders.
(a)

Sequoia Global Value ETF Ticker: SFGV Listed on: NYSE Arca, Inc.	May 31, 2026 Semi-Annual Shareholder Report https://sequoia-financial-sfgv.com/

This semi-annual shareholder report contains important information about the Sequoia Global Value ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at https://sequoia-financial-sfgv.com/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$13	0.24%

KEY FUND STATISTICS (as of Period End)
Net Assets	$1,146,887,953	Advisory Fees	$1,809,343
# of Portfolio Holdings	524	Fees Waived and/or Expenses Reimbursed	$(490,680)
Portfolio Turnover Rate*	44%	Net Fund Advisory Fees	$1,318,663
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

INVESTMENT WEIGHTING (as a % of Net Assets)
Common Stocks	59.1%
Exchange Traded Funds	40.5%
Investments Purchased with Proceeds from Securities Lending	6.5%
Real Estate Investment Trusts	0.2%
Cash and Cash Equivalents	0.1%
Liabilities in Excess of Other Assets	(6.4)%

TOP 10 HOLDINGS (as a % of Net Assets)
Vanguard Ftse Developed ETF	10.3%
iShares Core MSCI International Developed Markets ETF	10.1%
Vanguard FTSE Emerging Markets ETF	6.0%
Avantis International Small Cap Value ETF	5.1%
Avantis Real Estate ETF	4.9%
Avantis Emerging Markets Value ETF	4.1%
Apple, Inc.	1.9%
Cisco Systems, Inc.	1.2%
Exxon Mobil Corp.	1.2%
QUALCOMM, Inc.	1.2%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://sequoia-financial-sfgv.com. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: May 31, 2026

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.
(a)

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 59.1%
Communication Services - 1.6%
Advertising - 0.2%
Omnicom Group, Inc.	31,568	$2,295,309

Alternative Carriers - 0.1%
Iridium Communications, Inc.	5,183	268,376
Liberty Latin America Ltd. - Class A (a)	24,760	199,813
Liberty Latin America Ltd. - Class C (a)	24,184	198,309
		666,498
Broadcasting - 0.2%
EW Scripps Co. - Class A (a)	42,964	145,648
Fox Corp. - Class A	21,172	1,353,314
Fox Corp. - Class B	14,902	855,226
Gray Media, Inc.	36,186	145,106
Nexstar Media Group, Inc. (b)	990	176,646
		2,675,940
Cable & Satellite - 0.0% (c)
Sirius XM Holdings, Inc.	7,485	220,957

Integrated Telecommunication Services - 1.0%
AT&T, Inc.	134,692	3,340,362
Comcast Corp. - Class A	148,879	3,702,621
Verizon Communications, Inc.	82,455	3,942,173
		10,985,156
Interactive Media & Services - 0.1%
Cargurus, Inc. (a)	9,775	291,881
Match Group, Inc.	11,542	417,012
Shutterstock, Inc.	10,793	160,708
Yelp, Inc. (a)	7,247	165,232
Ziff Davis, Inc. (a)	4,345	195,829
		1,230,662
Publishing - 0.0% (c)
John Wiley & Sons, Inc. - Class A	4,937	207,749
Scholastic Corp.	5,072	205,416
		413,165
Wireless Telecommunication Services - 0.0% (c)
Spok Holdings, Inc.	15,147	160,407
Total Communication Services		18,648,094

Consumer Discretionary - 9.6%
Apparel Retail - 0.8%
Abercrombie & Fitch Co. - Class A (a)	5,206	402,007
American Eagle Outfitters, Inc.	18,804	297,103
The accompanying notes are an integral part of these financial statements.

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Buckle, Inc.	3,641	$167,013
Caleres, Inc.	15,249	222,025
Designer Brands, Inc. - Class A	28,310	218,553
Gap, Inc.	23,143	489,475
Genesco, Inc. (a)	5,655	216,982
Ross Stores, Inc.	29,264	6,781,347
Shoe Carnival, Inc.	9,814	173,708
Zumiez, Inc. (a)	8,173	201,301
		9,169,514
Apparel, Accessories & Luxury Goods - 0.6%
Capri Holdings Ltd. (a)	10,377	192,078
Carter's, Inc.	6,124	236,325
Columbia Sportswear Co.	3,234	214,026
G-III Apparel Group Ltd.	6,572	212,473
Kontoor Brands, Inc.	2,761	198,157
Movado Group, Inc.	7,425	284,229
Oxford Industries, Inc. (b)	4,737	211,365
PVH Corp.	2,757	257,173
Ralph Lauren Corp.	3,965	1,442,864
Tapestry, Inc.	20,953	3,047,823
VF Corp.	10,547	181,198
		6,477,711
Automobile Manufacturers - 0.1%
Ford Motor Co.	41,284	719,993
Thor Industries, Inc.	2,584	204,343
Winnebago Industries, Inc.	6,279	186,423
		1,110,759
Automotive Parts & Equipment - 0.4%
Adient PLC (a)	8,591	196,390
Aptiv PLC (a)	10,696	726,686
BorgWarner, Inc.	20,811	1,494,646
Gentex Corp.	24,288	586,798
Gentherm, Inc. (a)	6,245	216,639
LCI Industries	1,746	190,349
Lear Corp.	5,235	749,233
Standard Motor Products, Inc.	4,697	184,076
		4,344,817
Automotive Retail - 0.9%
Advance Auto Parts, Inc. (b)	3,408	205,298
Arko Corp.	30,854	239,427
AutoNation, Inc. (a)	945	177,396
AutoZone, Inc. (a)	774	2,271,837
Group 1 Automotive, Inc.	554	175,252
Monro, Inc. (b)	10,254	168,678
The accompanying notes are an integral part of these financial statements.

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Murphy USA, Inc.	766	$387,619
O'Reilly Automotive, Inc. (a)	72,343	6,285,160
Penske Automotive Group, Inc.	1,187	198,668
Sonic Automotive, Inc. - Class A	2,595	214,399
		10,323,734
Broadline Retail - 0.5%
Dillard's, Inc. - Class A	316	186,507
eBay, Inc.	44,140	4,823,178
Etsy, Inc. (a)	10,383	705,213
Kohl's Corp.	11,078	159,080
Macy's, Inc.	14,017	305,010
		6,178,988
Casinos & Gaming - 0.1%
Boyd Gaming Corp.	2,809	232,248
Brightstar Lottery PLC	14,062	157,916
MGM Resorts International (a)	6,207	271,060
Monarch Casino & Resort, Inc.	1,708	205,404
Wynn Resorts Ltd.	1,919	194,241
		1,060,869
Computer & Electronics Retail - 0.1%
Best Buy Co., Inc.	18,919	1,474,736

Distributors - 0.2%
Genuine Parts Co.	6,984	689,321
LKQ Corp.	13,624	369,483
Pool Corp.	3,521	638,709
		1,697,513
Education Services - 0.1%
Covista, Inc. (a)	1,945	229,121
Graham Holdings Co. - Class B	324	355,522
Grand Canyon Education, Inc. (a)	3,047	456,593
Laureate Education, Inc. (a)	13,550	433,464
Strategic Education, Inc.	2,497	191,645
		1,666,345
Footwear - 0.1%
Crocs, Inc. (a)	5,627	667,756
Steven Madden Ltd.	7,242	314,593
		982,349
Home Furnishings - 0.1%
Ethan Allen Interiors, Inc.	8,546	176,218
La-Z-Boy, Inc.	5,298	199,099
Leggett & Platt, Inc.	15,893	163,221
Mohawk Industries, Inc. (a)	5,226	561,377
		1,099,915
The accompanying notes are an integral part of these financial statements.

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Home Improvement Retail - 0.8%
Home Depot, Inc.	16,326	$5,177,628
Lowe's Cos., Inc.	18,485	3,962,444
		9,140,072
Homebuilding - 1.2%
Cavco Industries, Inc. (a)	829	444,775
DR Horton, Inc.	26,971	3,967,164
Installed Building Products, Inc.	2,312	485,474
KB Home	7,150	349,349
Lennar Corp. - Class A	21,305	1,912,763
Lennar Corp. - Class B (b)	2,080	183,206
NVR, Inc. (a)	282	1,721,554
PulteGroup, Inc.	20,717	2,448,335
Taylor Morrison Home Corp. (a)	10,415	609,277
Toll Brothers, Inc.	9,961	1,379,997
TopBuild Corp. (a)(b)	1,431	597,414
		14,099,308
Homefurnishing Retail - 0.2%
Haverty Furniture Cos., Inc.	7,599	176,221
Williams-Sonoma, Inc.	12,454	2,535,261
		2,711,482
Hotels, Resorts & Cruise Lines - 1.6%
Booking Holdings, Inc.	52,938	8,863,409
Choice Hotels International, Inc. (b)	1,937	210,900
Expedia Group, Inc.	11,498	2,596,133
Hilton Worldwide Holdings, Inc.	4,668	1,529,517
Hyatt Hotels Corp. - Class A	1,199	217,451
Marriott International, Inc. - Class A	10,036	3,769,522
Marriott Vacations Worldwide Corp.	2,762	234,439
Travel + Leisure Co.	2,816	191,488
Wyndham Hotels & Resorts, Inc.	2,450	196,637
		17,809,496
Household Appliances - 0.0% (c)
Cricut, Inc. - Class A	45,926	190,593
Whirlpool Corp.	3,611	156,790
		347,383
Leisure Facilities - 0.0% (c)
United Parks & Resorts, Inc. (a)	5,518	221,438
Vail Resorts, Inc. (b)	1,602	214,027
		435,465
Leisure Products - 0.2%
Acushnet Holdings Corp.	2,016	178,981
Brunswick Corp.	2,548	213,420
Hasbro, Inc.	6,936	597,675
The accompanying notes are an integral part of these financial statements.

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Malibu Boats, Inc. - Class A (a)	5,899	$161,987
MasterCraft Boat Holdings, Inc. (a)	8,849	206,093
Smith & Wesson Brands, Inc.	13,110	199,534
Sturm Ruger & Co., Inc.	4,690	183,332
YETI Holdings, Inc. (a)	8,269	396,664
		2,137,686
Motorcycle Manufacturers - 0.0% (c)
Harley-Davidson, Inc.	9,967	241,002

Other Specialty Retail - 0.6%
Academy Sports & Outdoors, Inc.	6,588	347,846
Build-A-Bear Workshop, Inc.	5,551	206,553
Dick's Sporting Goods, Inc.	6,611	1,504,465
National Vision Holdings, Inc. (a)	7,490	125,458
Sally Beauty Holdings, Inc. (a)	14,188	188,417
Signet Jewelers Ltd.	4,377	382,506
Tractor Supply Co.	55,199	1,740,425
Ulta Beauty, Inc. (a)	4,485	2,282,192
Winmark Corp.	476	180,199
		6,958,061
Restaurants - 0.9%
Bloomin' Brands, Inc.	33,280	280,883
Cheesecake Factory, Inc.	4,387	289,717
Darden Restaurants, Inc.	5,790	1,180,639
Dine Brands Global, Inc.	5,790	181,690
El Pollo Loco Holdings, Inc. (a)	14,979	222,738
McDonald's Corp.	15,704	4,384,557
Papa John's International, Inc.	5,970	204,234
Restaurant Brands International, Inc.	6,685	499,369
Starbucks Corp.	20,872	2,069,668
Yum! Brands, Inc.	5,452	806,623
		10,120,118
Specialized Consumer Services - 0.1%
Carriage Services, Inc.	4,107	169,167
Frontdoor, Inc. (a)	3,415	211,969
Service Corp. International	3,073	231,059
		612,195
Total Consumer Discretionary		110,199,518

Consumer Staples - 6.4%
Agricultural Products & Services - 0.1%
Archer-Daniels-Midland Co.	8,969	715,547
Fresh Del Monte Produce, Inc.	4,808	154,529
The accompanying notes are an integral part of these financial statements.

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Ingredion, Inc.	6,740	$683,706
		1,553,782
Brewers - 0.0% (c)
Boston Beer Co., Inc. - Class A (a)	879	155,829
Molson Coors Beverage Co. - Class B	8,733	345,216
		501,045
Consumer Staples Merchandise Retail - 0.6%
Dollar General Corp.	11,296	1,249,451
Dollar Tree, Inc. (a)	19,795	2,304,930
Target Corp.	21,488	2,730,480
		6,284,861
Distillers & Vintners - 0.1%
Brown-Forman Corp. - Class A	6,801	181,791
Brown-Forman Corp. - Class B	15,778	405,810
Constellation Brands, Inc. - Class A	7,216	1,001,725
		1,589,326
Food Distributors - 0.2%
Sysco Corp.	24,209	1,835,284

Food Retail - 0.2%
Albertsons Cos., Inc. - Class A	12,042	187,975
Kroger Co.	28,098	1,746,291
Weis Markets, Inc.	2,777	202,638
		2,136,904
Household Products - 1.5%
Central Garden & Pet Co. (a)	5,791	222,837
Colgate-Palmolive Co.	72,608	6,544,159
Procter & Gamble Co.	72,084	10,348,379
Reynolds Consumer Products, Inc.	8,216	178,041
		17,293,416
Packaged Foods & Meats - 0.7%
B&G Foods, Inc.	36,711	150,148
Cal-Maine Foods, Inc.	4,419	330,188
Hershey Co.	7,310	1,418,359
Hormel Foods Corp.	29,384	682,590
J M Smucker Co.	2,064	213,005
John B Sanfilippo & Son, Inc.	2,579	193,193
Marzetti Co.	1,858	207,985
Mondelez International, Inc. - Class A	55,894	3,419,036
Pilgrim's Pride Corp.	5,316	150,496
Smithfield Foods, Inc.	7,680	198,374
Tootsie Roll Industries, Inc.	4,763	179,607
Tyson Foods, Inc. - Class A	5,780	352,696
		7,495,677
The accompanying notes are an integral part of these financial statements.

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A	4,611	$410,148
Herbalife Ltd. (a)	12,032	143,903
Medifast, Inc. (a)	17,228	215,867
Nu Skin Enterprises, Inc. - Class A	27,774	160,811
		930,729
Soft Drinks & Non-alcoholic Beverages - 1.8%
Coca-Cola Co.	136,205	10,761,557
Coca-Cola Consolidated, Inc.	5,311	920,184
National Beverage Corp. (a)	5,698	210,769
PepsiCo, Inc.	57,785	8,332,019
		20,224,529
Tobacco - 1.1%
Altria Group, Inc.	111,147	7,733,608
Philip Morris International, Inc.	29,494	5,231,646
		12,965,254
Total Consumer Staples		72,810,807

Energy - 5.3%
Integrated Oil & Gas - 2.1%
Chevron Corp.	57,125	10,423,027
Exxon Mobil Corp.	92,179	13,389,922
		23,812,949
Oil & Gas Equipment & Services - 0.2%
Cactus, Inc. - Class A	6,702	388,984
Flowco Holdings, Inc. - Class A	8,206	191,938
Halliburton Co.	41,006	1,593,083
RPC, Inc.	26,537	175,675
		2,349,680
Oil & Gas Exploration & Production - 1.6%
APA Corp.	34,129	1,243,320
CNX Resources Corp. (a)	5,199	175,154
ConocoPhillips	73,818	8,413,776
Devon Energy Corp.	29,484	1,311,743
Diversified Energy Co.	12,445	181,075
EOG Resources, Inc.	48,962	6,530,552
Murphy Oil Corp.	5,070	183,483
Riley Exploration Permian, Inc.	5,701	189,615
SandRidge Energy, Inc.	12,518	183,639
		18,412,357
Oil & Gas Refining & Marketing - 0.8%
CVR Energy, Inc.	6,239	207,260
Marathon Petroleum Corp.	5,613	1,396,346
Phillips 66	7,533	1,324,904
The accompanying notes are an integral part of these financial statements.

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Valero Energy Corp.	27,370	$6,700,723
World Kinect Corp.	7,352	211,811
		9,841,044
Oil & Gas Storage & Transportation - 0.6%
Antero Midstream Corp.	9,348	195,934
Cheniere Energy, Inc.	9,867	2,218,694
DHT Holdings, Inc.	11,705	191,025
Dorian LPG Ltd.	5,298	213,085
FLEX LNG Ltd.	6,348	188,980
International Seaways, Inc.	3,428	264,607
Kinder Morgan, Inc.	36,960	1,148,717
Scorpio Tankers, Inc.	4,717	351,464
Teekay Corp. Ltd.	15,177	174,080
Teekay Tankers Ltd.	2,565	180,448
Williams Cos., Inc.	23,148	1,652,536
		6,779,570
Total Energy		61,195,600

Financials - 6.0%
Asset Management & Custody Banks - 0.5%
Affiliated Managers Group, Inc.	1,596	483,349
Ameriprise Financial, Inc.	2,386	1,063,464
Bank of New York Mellon Corp.	10,318	1,438,639
Northern Trust Corp.	5,985	990,218
State Street Corp.	7,366	1,146,444
T Rowe Price Group, Inc.	8,214	858,610
Virtus Investment Partners, Inc.	1,473	210,683
		6,191,407
Commercial & Residential Mortgage Finance - 0.1%
Better Home & Finance Holding Co. (a)(b)	4,476	130,565
MGIC Investment Corp.	17,068	430,455
Radian Group, Inc.	10,304	351,882
		912,902
Consumer Finance - 0.3%
American Express Co.	6,044	1,912,744
OneMain Holdings, Inc.	7,896	436,728
PROG Holdings, Inc.	5,201	191,241
SLM Corp.	15,176	335,693
Synchrony Financial	11,329	809,344
		3,685,750
Diversified Banks - 1.6%
Bank of America Corp.	56,109	2,895,224
Bank of NT Butterfield & Son Ltd.	3,662	206,756
Citigroup, Inc.	18,076	2,275,768
The accompanying notes are an integral part of these financial statements.

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Fifth Third Bancorp	21,888	$1,092,868
First Citizens BancShares, Inc. - Class A	368	732,508
JPMorgan Chase & Co.	20,089	6,012,839
PNC Financial Services Group, Inc.	6,341	1,402,122
US Bancorp	24,603	1,349,475
Wells Fargo & Co.	30,480	2,363,419
		18,330,979
Diversified Financial Services - 0.2%
Equitable Holdings, Inc.	14,242	588,907
Jackson Financial, Inc. - Class A	4,163	429,247
NewtekOne, Inc.	14,136	196,207
Voya Financial, Inc.	6,195	503,158
		1,717,519
Financial Exchanges & Data - 0.1%
CME Group, Inc.	4,995	1,366,332
Open Lending Corp. (a)	114,374	260,773
		1,627,105
Insurance Brokers - 0.2%
Marsh & McLennan Cos., Inc.	8,143	1,302,636
Willis Towers Watson PLC	3,326	830,402
		2,133,038
Investment Banking & Brokerage - 0.6%
Goldman Sachs Group, Inc.	2,847	2,919,769
Morgan Stanley	12,231	2,544,048
Raymond James Financial, Inc.	5,710	818,871
Stifel Financial Corp.	7,476	524,442
		6,807,130
Life & Health Insurance - 0.4%
Aflac, Inc.	10,527	1,183,445
Brighthouse Financial, Inc. (a)	3,920	245,196
MetLife, Inc.	13,370	1,105,565
Principal Financial Group, Inc.	8,258	855,694
Prudential Financial, Inc.	9,534	959,502
Unum Group	7,811	650,110
		4,999,512
Property & Casualty Insurance - 1.1%
Allstate Corp.	5,397	1,112,268
American Financial Group, Inc.	3,700	480,260
American International Group, Inc.	12,128	900,261
Arch Capital Group Ltd. (a)	10,416	930,566
Assured Guaranty Ltd.	2,882	213,873
Chubb Ltd.	4,825	1,504,097
Cincinnati Financial Corp.	5,129	807,407
CNA Financial Corp.	3,909	164,413
The accompanying notes are an integral part of these financial statements.

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Employers Holdings, Inc.	4,552	$198,012
Fidelity National Financial, Inc.	12,459	589,934
Hartford Insurance Group, Inc.	7,641	971,400
Hippo Holdings, Inc. (a)	7,029	181,840
Loews Corp.	6,608	684,258
Markel Group, Inc. (a)	467	847,881
MBIA, Inc. (a)	32,298	189,589
Old Republic International Corp.	12,432	462,843
Travelers Cos., Inc.	4,299	1,254,835
W R Berkley Corp.	9,762	620,278
		12,114,015
Regional Banks - 0.6%
Bank OZK	7,605	368,006
BCB Bancorp, Inc.	18,592	194,100
Citizens Financial Group, Inc.	13,976	870,146
East West Bancorp, Inc.	5,782	708,526
First BanCorp	11,162	267,665
Great Southern Bancorp, Inc.	2,772	198,891
Huntington Bancshares, Inc.	59,279	969,804
Northeast Community Bancorp, Inc.	9,973	241,746
Pathward Financial, Inc.	2,178	179,119
Preferred Bank	1,985	190,203
RBB Bancorp	7,776	186,002
Regions Financial Corp.	30,905	865,340
Southside Bancshares, Inc.	5,554	181,949
Truist Financial Corp.	26,845	1,294,197
		6,715,694
Reinsurance - 0.1%
Reinsurance Group of America, Inc.	3,008	603,826
RenaissanceRe Holdings Ltd.	2,114	592,660
SiriusPoint Ltd. (a)	8,016	171,141
		1,367,627
Transaction & Payment Processing Services - 0.2%
Cass Information Systems, Inc.	4,400	202,532
Corpay, Inc. (a)	2,591	937,424
Global Payments, Inc.	9,632	727,312
Pagseguro Digital Ltd. - Class A	20,455	191,254
Western Union Co. (b)	25,551	207,730
		2,266,252
Total Financials		68,868,930

Health Care - 8.5%
Biotechnology - 1.9%
AbbVie, Inc.	25,072	5,458,676
The accompanying notes are an integral part of these financial statements.

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Amgen, Inc.	11,140	$3,751,841
Gilead Sciences, Inc.	70,407	9,464,813
Halozyme Therapeutics, Inc. (a)	12,435	827,425
Keros Therapeutics, Inc. (a)	16,669	187,526
Moderna, Inc. (a)(b)	38,338	1,809,170
Nkarta, Inc. (a)	69,789	226,814
		21,726,265
Health Care Distributors - 1.1%
Cardinal Health, Inc.	24,335	4,789,128
Henry Schein, Inc. (a)	5,665	433,826
McKesson Corp.	10,108	7,504,583
		12,727,537
Health Care Equipment - 0.3%
CONMED Corp.	5,437	194,101
Medtronic PLC	51,583	3,807,341
		4,001,442
Health Care Facilities - 0.4%
HCA Healthcare, Inc.	7,664	2,901,131
Tenet Healthcare Corp. (a)	4,354	763,343
Universal Health Services, Inc. - Class B	5,702	833,119
		4,497,593
Health Care Services - 0.6%
AMN Healthcare Services, Inc. (a)	9,697	280,922
Chemed Corp.	1,468	625,970
Cigna Group	4,532	1,257,177
CVS Health Corp.	23,654	2,152,041
DaVita, Inc. (a)	1,316	255,778
Fulgent Genetics, Inc. (a)	13,474	244,418
Labcorp Holdings, Inc.	4,344	1,129,701
NRC Health	13,226	258,304
Quest Diagnostics, Inc.	5,557	1,083,059
		7,287,370
Health Care Supplies - 0.2%
Align Technology, Inc. (a)	7,138	1,248,793
DENTSPLY SIRONA, Inc.	17,331	181,456
Embecta Corp.	21,975	74,275
Utah Medical Products, Inc.	3,271	217,358
		1,721,882
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	28,481	3,860,030
Bio-Rad Laboratories, Inc. - Class A (a)	2,219	693,393
IQVIA Holdings, Inc. (a)	3,464	631,176
Medpace Holdings, Inc. (a)	2,300	1,028,353
The accompanying notes are an integral part of these financial statements.

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Mettler-Toledo International, Inc. (a)	2,061	$2,433,175
		8,646,127
Managed Health Care - 0.3%
Progyny, Inc. (a)	8,930	228,251
UnitedHealth Group, Inc.	8,060	3,065,298
		3,293,549
Pharmaceuticals - 2.9%
Bristol-Myers Squibb Co.	69,967	4,000,713
Johnson & Johnson	58,697	13,226,195
Merck & Co., Inc.	92,406	10,970,440
Pfizer, Inc.	173,278	4,536,418
Royalty Pharma PLC - Class A	7,769	433,200
SIGA Technologies, Inc.	43,706	204,544
Viatris, Inc.	13,541	220,177
		33,591,687
Total Health Care		97,493,452

Industrials - 10.9%
Aerospace & Defense - 1.9%
General Dynamics Corp.	20,925	7,257,208
L3Harris Technologies, Inc.	3,789	1,194,217
Lockheed Martin Corp.	8,159	4,327,942
Northrop Grumman Corp.	6,169	3,477,342
RTX Corp.	27,917	5,015,568
Textron, Inc.	8,308	762,342
		22,034,619
Agricultural & Farm Machinery - 0.1%
AGCO Corp.	2,985	335,156
CNH Industrial NV	19,005	194,041
Toro Co.	9,829	883,430
		1,412,627
Air Freight & Logistics - 1.1%
CH Robinson Worldwide, Inc.	12,370	2,209,901
Expeditors International of Washington, Inc.	13,482	2,130,021
FedEx Corp.	9,565	3,938,389
Hub Group, Inc. - Class A	4,119	171,103
United Parcel Service, Inc. - Class B	37,074	3,955,425
		12,404,839
Building Products - 0.7%
A O Smith Corp.	12,756	723,520
Allegion PLC	9,350	1,216,155
Apogee Enterprises, Inc.	5,042	193,663
Armstrong World Industries, Inc.	4,725	746,078
Builders FirstSource, Inc. (a)	2,568	195,836
The accompanying notes are an integral part of these financial statements.

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Carlisle Cos., Inc.	4,345	$1,498,199
Fortune Brands Innovations, Inc.	6,358	247,581
Gibraltar Industries, Inc. (a)	3,872	149,653
Griffon Corp.	2,182	191,972
Insteel Industries, Inc.	5,772	158,672
Masco Corp.	21,861	1,535,735
Masterbrand, Inc. (a)	23,700	205,716
UFP Industries, Inc.	6,697	542,457
		7,605,237
Cargo Ground Transportation - 0.5%
ArcBest Corp.	1,593	217,747
Landstar System, Inc.	3,428	709,253
Old Dominion Freight Line, Inc.	19,597	4,412,265
		5,339,265
Commercial Printing - 0.0% (c)
Deluxe Corp.	6,402	155,505
Ennis, Inc.	10,096	206,564
		362,069
Construction & Engineering - 0.0% (c)
AECOM	6,472	448,963

Construction Machinery & Heavy Transportation Equipment - 1.4%
Allison Transmission Holdings, Inc.	8,669	984,192
Caterpillar, Inc.	12,023	10,530,585
Douglas Dynamics, Inc.	4,476	199,406
Oshkosh Corp.	6,002	780,260
PACCAR, Inc.	26,028	2,872,710
Wabash National Corp.	27,361	216,973
		15,584,126
Data Processing & Outsourced Services - 0.0% (c)
Maximus, Inc.	3,837	237,625
TTEC Holdings, Inc. (a)(b)	63,919	173,860
		411,485
Electrical Components & Equipment - 0.5%
Acuity, Inc.	3,219	982,149
Atkore, Inc.	2,712	224,581
Emerson Electric Co.	26,260	3,776,713
Sensata Technologies Holding PLC	4,914	242,703
		5,226,146
Environmental & Facilities Services - 0.0% (c)
ABM Industries, Inc.	4,416	172,489

Human Resource & Employment Services - 0.1%
Kelly Services, Inc. - Class A	18,874	219,316
The accompanying notes are an integral part of these financial statements.

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Kforce, Inc.	4,460	$209,575
Korn Ferry	5,252	367,535
		796,426
Industrial Conglomerates - 0.8%
3M Co.	24,610	3,768,529
Honeywell International, Inc.	20,724	4,929,411
		8,697,940
Industrial Machinery & Supplies & Components - 1.5%
Donaldson Co., Inc.	12,575	1,029,515
Enerpac Tool Group Corp.	4,816	161,288
Illinois Tool Works, Inc.	27,526	6,806,629
ITT, Inc.	8,714	1,699,230
Kennametal, Inc.	5,174	169,707
Lincoln Electric Holdings, Inc.	5,301	1,370,255
Luxfer Holdings PLC	13,018	221,697
Middleby Corp. (a)	2,434	377,294
Omega Flex, Inc.	5,513	166,658
Otis Worldwide Corp.	38,770	2,746,467
Snap-on, Inc.	5,165	1,917,300
Timken Co.	3,091	395,586
Worthington Enterprises, Inc.	3,531	200,455
		17,262,081
Marine Transportation - 0.1%
Costamare, Inc.	12,529	192,696
Genco Shipping & Trading Ltd.	8,362	201,190
Matson, Inc.	3,146	570,370
Safe Bulkers, Inc.	30,622	191,387
		1,155,643
Office Services & Supplies - 0.0% (c)
ACCO Brands Corp.	50,542	200,146
Millerknoll, Inc.	12,548	203,027
		403,173
Passenger Airlines - 0.0% (c)
SkyWest, Inc. (a)	2,462	210,870

Passenger Ground Transportation - 0.0% (c)
Avis Budget Group, Inc. (a)	1,086	190,962
Hertz Global Holdings, Inc. (a)(b)	32,577	175,916
		366,878
Rail Transportation - 0.7%
CSX Corp.	85,851	3,885,616
Union Pacific Corp.	16,999	4,464,618
		8,350,234
The accompanying notes are an integral part of these financial statements.

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Research & Consulting Services - 0.4%
Booz Allen Hamilton Holding Corp.	5,898	$467,004
CRA International, Inc.	1,125	156,094
Exponent, Inc.	5,058	294,982
Franklin Covey Co. (a)	9,641	228,684
FTI Consulting, Inc. (a)	3,092	473,632
Huron Consulting Group, Inc. (a)	1,240	133,164
Jacobs Solutions, Inc.	5,830	698,784
KBR, Inc.	6,398	223,610
Leidos Holdings, Inc.	12,209	1,560,310
Science Applications International Corp.	2,098	218,612
		4,454,876
Security & Alarm Services - 0.0% (c)
Brink's Co.	1,902	197,846

Trading Companies & Distributors - 1.1%
BlueLinx Holdings, Inc. (a)	3,792	197,146
Boise Cascade Co.	4,332	302,027
Ferguson Enterprises, Inc.	18,720	4,230,159
Global Industrial Co.	6,308	191,763
MSC Industrial Direct Co., Inc. - Class A	4,724	517,136
United Rentals, Inc.	1,485	1,478,570
WW Grainger, Inc.	4,271	5,271,439
		12,188,240
Total Industrials		125,086,072

Information Technology - 7.1%
Application Software - 0.0% (c)
Dropbox, Inc. - Class A (a)	9,076	243,963

Communications Equipment - 1.2%
Cisco Systems, Inc.	111,452	13,421,050

Electronic Components - 0.0% (c)
Belden, Inc.	2,421	254,398

Electronic Equipment & Instruments - 0.1%
Cognex Corp.	16,972	1,117,606
Vontier Corp.	8,079	229,282
		1,346,888
Electronic Manufacturing Services - 0.6%
CTS Corp.	3,810	244,640
Flex Ltd. (a)	18,226	2,748,116
The accompanying notes are an integral part of these financial statements.

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
IPG Photonics Corp. (a)(b)	2,071	$237,171
Jabil, Inc.	10,333	3,766,999
		6,996,926
Internet Services & Infrastructure - 0.3%
Akamai Technologies, Inc. (a)	6,534	977,094
VeriSign, Inc.	8,296	2,367,513
		3,344,607
IT Consulting & Other Services - 0.3%
Amdocs Ltd.	11,435	720,062
Cognizant Technology Solutions Corp. - Class A	50,065	2,791,374
DXC Technology Co. (a)	17,488	173,306
		3,684,742
Semiconductor Materials & Equipment - 0.1%
Kulicke & Soffa Industries, Inc.	5,728	583,626

Semiconductors - 1.5%
Cirrus Logic, Inc. (a)	5,683	965,826
Microchip Technology, Inc.	4,983	471,641
NVE Corp.	2,334	228,592
Qorvo, Inc. (a)	3,977	411,858
QUALCOMM, Inc.	53,320	13,384,386
Skyworks Solutions, Inc. (b)	14,037	1,092,781
		16,555,084
Systems Software - 0.1%
A10 Networks, Inc.	8,958	269,994
Adeia, Inc.	6,311	168,630
Dolby Laboratories, Inc. - Class A	6,542	365,109
Qualys, Inc. (a)	3,618	395,411
Teradata Corp. (a)	7,557	257,316
		1,456,460
Technology Distributors - 0.1%
Arrow Electronics, Inc. (a)	2,698	579,072
ScanSource, Inc. (a)	4,611	213,351
		792,423
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	71,516	22,317,283
Dell Technologies, Inc. - Class C	15,195	6,395,727
NetApp, Inc.	19,631	3,421,487
		32,134,497
Total Information Technology		80,814,664

Materials - 3.7%
Commodity Chemicals - 0.1%
AdvanSix, Inc.	8,135	182,549
The accompanying notes are an integral part of these financial statements.

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Cabot Corp.	5,274	$461,528
LyondellBasell Industries - Class A	2,746	183,021
		827,098
Construction Materials - 0.1%
Eagle Materials, Inc. (b)	3,390	749,800

Fertilizers & Agricultural Chemicals - 0.6%
CF Industries Holdings, Inc.	16,054	1,803,667
Corteva, Inc.	63,737	4,989,332
Mosaic Co.	15,500	370,450
Scotts Miracle-Gro Co.	3,146	185,614
		7,349,063
Forest Products - 0.0% (c)
Louisiana-Pacific Corp.	6,607	504,643

Industrial Gases - 0.9%
Linde PLC	19,788	9,848,290

Metal, Glass & Plastic Containers - 0.1%
Crown Holdings, Inc.	5,936	564,395
Greif, Inc. - Class A	2,734	173,144
Greif, Inc. - Class B	2,269	182,201
		919,740
Paper & Plastic Packaging Products & Materials - 0.2%
Avery Dennison Corp.	3,867	615,124
Packaging Corp. of America	8,896	1,947,423
Sonoco Products Co.	4,017	195,547
		2,758,094
Specialty Chemicals - 0.6%
Ashland, Inc.	3,425	198,307
Avient Corp.	5,621	199,096
Celanese Corp.	3,021	160,506
DuPont de Nemours, Inc.	9,062	438,782
Eastman Chemical Co.	2,711	205,684
Ecovyst, Inc. (a)	14,268	188,195
Ingevity Corp. (a)	2,855	193,626
Minerals Technologies, Inc.	2,872	221,201
NewMarket Corp.	608	470,337
PPG Industries, Inc.	11,601	1,310,681
Sherwin-Williams Co.	11,079	3,366,243
		6,952,658
Steel - 1.1%
Alpha Metallurgical Resources, Inc. (a)	1,000	198,970
Commercial Metals Co.	11,821	898,987
The accompanying notes are an integral part of these financial statements.

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Metallus, Inc. (a)	9,629	$189,210
Nucor Corp.	21,233	5,308,250
Reliance, Inc.	5,314	2,023,412
Steel Dynamics, Inc.	13,662	3,554,169
SunCoke Energy, Inc.	24,906	224,403
		12,397,401
Total Materials		42,306,787

Real Estate - 0.0% (c)
Diversified Real Estate Activities - 0.0% (c)
RMR Group, Inc. - Class A	10,375	206,981

Utilities - 0.0% (c)
Electric Utilities - 0.0% (c)
Genie Energy Ltd. - Class B	14,400	199,872

Gas Utilities - 0.0% (c)
UGI Corp.	5,727	199,987
Total Utilities		399,859
TOTAL COMMON STOCKS (Cost $620,001,218)		678,030,764

EXCHANGE TRADED FUNDS - 40.5%
Avantis Emerging Markets Value ETF	696,708	47,174,099
Avantis International Small Cap Value ETF	530,844	58,509,626
Avantis Real Estate ETF (d)	1,177,592	55,900,292
iShares Core MSCI International Developed Markets ETF (b)	1,278,701	115,607,357
Vanguard FTSE Developed Markets ETF	1,639,702	117,681,412
Vanguard FTSE Emerging Markets ETF (b)	1,156,151	69,230,322
TOTAL EXCHANGE TRADED FUNDS (Cost $328,355,296)		464,103,108

REAL ESTATE INVESTMENT TRUSTS - 0.2%
Financials - 0.1%
Mortgage REITs - 0.1%
Chicago Atlantic Real Estate Finance, Inc.	19,914	226,422
Chimera Investment Corp.	13,726	186,948
Claros Mortgage Trust, Inc. (a)	88,716	215,580
MFA Financial, Inc.	18,483	177,437
PennyMac Mortgage Investment Trust	15,577	162,935
Rithm Capital Corp.	41,064	382,717
Total Financials		1,352,039

The accompanying notes are an integral part of these financial statements.

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Real Estate - 0.1%
Diversified REITs - 0.0% (c)
NexPoint Diversified Real Estate Trust	35,784	$191,086

Health Care REITs - 0.0% (c)
Diversified Healthcare Trust	24,650	205,088

Industrial REITs - 0.1%
Industrial Logistics Properties Trust	25,910	232,413

Other Specialized REITs - 0.0% (c)
VICI Properties, Inc. (b)	6,663	188,030

Retail REITs - 0.0% (c)
SITE Centers Corp.	34,177	172,594
Total Real Estate		989,211
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,345,727)		2,341,250

CONTINGENT VALUE RIGHTS - 0.0% (c)
TPG, Inc., Expires 04/08/2027, Exercise Price $3.00 (a)(e)	15,758	—
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		—

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.5%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.74% (f)	74,258,413	74,258,413
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $74,258,413)		74,258,413

MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.55% (f)	1,523,677	1,523,677
TOTAL MONEY MARKET FUNDS (Cost $1,523,677)		1,523,677

TOTAL INVESTMENTS - 106.4% (Cost $1,026,484,331)		$1,220,257,212
Liabilities in Excess of Other Assets - (6.4)%		(73,369,259)
TOTAL NET ASSETS - 100.0%		$1,146,887,953

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of May 31, 2026. The fair value of these securities was $72,529,837.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

(d)	Affiliated security as defined by the Investment Company Act of 1940.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of May 31, 2026.

(f)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable
The accompanying notes are an integral part of these financial statements.

SEQUOIA GLOBAL VALUE ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2026 (Unaudited)

ASSETS:
Investments in unaffiliated securities, at value (See Note 2)	$1,164,356,920
Investments in affiliated securities, at value (See Note 2 and 6)	55,900,292
Dividends receivable	1,082,531
Receivable for fund shares sold	701,460
Security lending income receivable (See Note 4)	12,777
Total assets	1,222,053,980

LIABILITIES:
Payable upon return of securities loaned (See Note 4)	74,258,413
Payable for investments purchased	638,289
Payable to adviser (See Note 3)	269,325
Total liabilities	75,166,027
NET ASSETS	$1,146,887,953

NET ASSETS CONSIST OF:
Paid-in capital	$929,870,941
Total distributable earnings	217,017,012
Total net assets	$1,146,887,953

Net assets	$1,146,887,953
Shares issued and outstanding (unlimited shares authorized without par value)	32,700,000
Net asset value per share	$35.07

COST:
Investments in unaffiliated securities, at cost	$977,711,989
Investments in affiliated securities, at cost	$48,772,342

LOANED SECURITIES:
at value (included in investments)	$72,529,837

The accompanying notes are an integral part of these financial statements.

1

SEQUOIA GLOBAL VALUE ETF
STATEMENT OF OPERATIONS
For the Period Ended May 31, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income from unaffiliated securities	$14,198,554
Dividend income from affiliated securities	678,797
Less: Issuance fees	(15)
Less: Dividend withholding taxes	(2,223)
Securities lending income (See Note 4)	61,868
Total investment income	14,936,981

EXPENSES:
Investment advisory fee (See Note 3)	1,809,343
Total expenses	1,809,343
Fee waiver from adviser (See Note 3)	(490,680)
Net expenses	1,318,663
NET INVESTMENT INCOME (LOSS)	13,618,318

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(10,373,749)
Investments in affiliated securities	182,886
In-kind redemptions in unaffiliated securities	73,653,885
In-kind redemptions in affiliated securities	103,961
Net realized gain (loss)	63,566,983

Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	46,091,835
Investments in affiliated securities	3,262,567
Net change in unrealized appreciation (depreciation)	49,354,402
Net realized and unrealized gain (loss)	112,921,385
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$126,539,703

The accompanying notes are an integral part of these financial statements.

2

SEQUOIA GLOBAL VALUE ETF
STATEMENT OF CHANGES IN NET ASSETS

	Period ended May 31, 2026 (Unaudited)	Year ended November 30, 2025
OPERATIONS:
Net investment income (loss)	$13,618,318	$25,403,144
Net realized gain (loss)	63,566,983	39,975,206
Net change in unrealized appreciation (depreciation)	49,354,402	49,182,045
Net increase (decrease) in net assets from operations	126,539,703	114,560,395

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(14,673,956)	(22,535,208)
Total distributions to shareholders	(14,673,956)	(22,535,208)

CAPITAL TRANSACTIONS:
Shares sold	289,209,764	236,352,212
Shares redeemed	(295,186,400)	(254,996,558)
Net increase (decrease) in net assets from capital transactions	(5,976,636)	(18,644,346)

NET INCREASE (DECREASE) IN NET ASSETS	105,889,111	73,380,841

NET ASSETS:
Beginning of the period	1,040,998,842	967,618,001
End of the period	$1,146,887,953	$1,040,998,842

SHARES TRANSACTIONS
Shares sold	8,530,000	8,070,000
Shares redeemed	(8,640,000)	(8,600,000)
Total increase (decrease) in shares outstanding	(110,000)	(530,000)

The accompanying notes are an integral part of these financial statements.

3

SEQUOIA GLOBAL VALUE ETF
FINANCIAL HIGHLIGHTS

	Period ended May 31, 2026 (Unaudited)	Year ended November 30, 2025	Period ended November 30, 2024 (a)
PER SHARE DATA:

Net asset value, beginning of period	$31.73	$29.02	$25.00

INVESTMENT OPERATIONS:
Net investment income (b)	0.41	0.75	0.43
Net realized and unrealized gain (loss) on investments (c)	3.38	2.63	3.97
Total from investment operations	3.79	3.38	4.40

LESS DISTRIBUTIONS FROM:
Net investment income	(0.45)	(0.67)	(0.38)
Total distributions	(0.45)	(0.67)	(0.38)

Net asset value, end of period	$35.07	$31.73	$29.02

TOTAL RETURN (d)	12.10%	11.90%	17.67%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,146,888	$1,040,999	$967,618
Ratio of expenses to average net assets:
Before expense waiver/recoupment (e)(f)	0.33%	0.33%	0.33%
After expense waiver/recoupment (e)(f)	0.24%	0.24%	0.23%
Ratio of net investment income (loss) to average net assets (e)(f)	2.48%	2.59%	1.79%
Portfolio turnover rate (d)(g)	44%	46%	72%

(a)	Inception date of the Fund was January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

4

SEQUOIA GLOBAL VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Unaudited)

NOTE 1 – ORGANIZATION

Sequoia Global Value ETF (formerly known as the CCM Global Equity ETF) (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered diversified under the 1940 Act. The Fund commenced operations on January 17, 2024. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek long-term capital appreciation. See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

As part of the Fund’s commencement of operations on January 17, 2024, the Fund received an in-kind contribution from accounts managed by the Sub-Adviser, which consisted of $767,314,164 of securities which were recorded at their current value to align the Fund’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of January 17, 2024, was $469,609,909, resulting in net unrealized appreciation on investments of $297,704,255 as of that date. As a result of the in-kind contribution, the Fund issued 30,690,000 shares at a $25.00 per share net asset value.

Shares of the Fund are listed and traded on NYSE Arca, Inc (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Fund is May 31, 2026, and the period covered by these Notes to Financial Statements is from December 1, 2025 to May 31, 2026 (the “Current Fiscal Period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ
5

SEQUOIA GLOBAL VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026 (Unaudited)

securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
6

SEQUOIA GLOBAL VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of the Current Fiscal Period end:

DESCRIPTION	INVESTMENT MEASURED AT NET ASSET VALUE	LEVEL 1	LEVEL 2	LEVEL 3(a)	TOTAL
Investments:
Common Stocks	$—	$678,030,764	$—	$—	$678,030,764
Exchange Traded Funds	—	464,103,108	—	—	464,103,108
Real Estate Investment Trusts	—	2,341,250	—	—	2,341,250
Contingent Value Rights	—	—	—	0(b)	0(b)
Investments Purchased with Proceeds from Securities Lending(c)	74,258,413	—	—	—	74,258,413
Money Market Funds	—	1,523,677	—	—	1,523,677
Total Investments	$74,258,413	$1,145,998,799	$—	$ 0(b)	$1,220,257,212

(a)
Management has decided that the amount of Level 3 securities compared to total net assets is not material to the Fund; therefore, the roll forward of Level 3 securities and assumptions are not shown for the Current Fiscal Period for the respective Fund.

(b)	Amount is less than $0.50.
(c)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the Current Fiscal Period, the Fund recognized no transfers to or from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates, if any, would appear on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency translation” and “Change in net unrealized appreciation (depreciation) – Foreign currency translation,” respectively, if applicable.

7

SEQUOIA GLOBAL VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026 (Unaudited)

If applicable, the Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the Current Fiscal Period, the Fund did not incur any interest or penalties.

D.Foreign Taxes. The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if there are any, are paid by the Fund and are reflected in its Statement of Operations. Foreign taxes payable or deferred as of the current period end, if any, are disclosed in the Statement of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

E.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for the Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

F.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

8

SEQUOIA GLOBAL VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026 (Unaudited)

G.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

I.Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

J.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash, are not taxable to the Fund and are not distributed to shareholders. As such, they have been reclassified from distributable earnings to paid-in capital. For the fiscal year ended November 30, 2025, the following table shows the reclassifications made:

Distributable Earnings	Paid-in Capital
$(68,810,774)	$68,810,774

K.New Accounting Pronouncement: In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU has been adopted by the Fund as of the reporting period end. Management has evaluated the impact of the ASU and determined it does not materially impact the financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.
9

SEQUOIA GLOBAL VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026 (Unaudited)

Effective April 1, 2026, the Fund’s investment adviser has contractually agreed to reduce its management fee from 0.33% to 0.28% of the Fund’s average daily net assets. This Agreement will remain in place until March 31, 2027 unless terminated sooner by the Trustees. Prior to April 1, 2026, the Fund’s investment adviser had contractually agreed to waive receipt of its management fees to the extent necessary to offset Acquired Fund Fees and Expenses (“AFFE”). Neither fee waiver agreement provided for the recoupment of any past fee waivers by the Adviser.

Sequoia Financial Group, LLC (“Sequoia” or the “Sub-Adviser”) serves as an investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board. Prior to March 31, 2025, CCM Investment Group, LLC (“CCM”) served as an investment sub-adviser to the Fund. Effective March 31, 2025, Sequoia acquired substantially all of CCM's assets.

U.S. Bancorp Fund Services, LLC (“Fund Services” or the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports, and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; and monitors the activities of the Fund’s Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

NOTE 4 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

During the Current Fiscal Period, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

10

SEQUOIA GLOBAL VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026 (Unaudited)

As of the end of the Current Fiscal Period, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan	Payable for Collateral Received*
$72,529,837	$74,258,413

*	The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC, as shown on the Schedule of Investments. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them ("Securities Lending Income") is reflected in the Fund's Statement of Operations. Net securities lending income earned on collateral investments and recognized by the Fund during the Current Fiscal Period was $61,868.

Due to the absence of a master netting agreement related to the Fund’s participation in securities lending, no additional offsetting disclosures have been made on behalf of the Fund for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the Current Fiscal Period, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$496,412,637	$483,651,874

For the Current Fiscal Period, in-kind transactions associated with creations and redemptions were as follows:

Creations	Redemptions
$271,589,907	$292,015,810

There were no purchases or sales of U.S. Government securities during the Current Fiscal Period.

NOTE 6 – TRANSACTIONS WITH AFFILIATES

The Fund’s transactions with affiliates represent holdings for which the Fund and the underlying fund have have the same investment adviser and/or underlying fund acquired by the Fund represents more than 5% of the underlying fund's outstanding shares. The Fund had the following transactions with such affiliated funds during the Current Fiscal Period:

Avantis Real Estate ETF
Value as of November 30, 2025	$51,312,762
Additions	13,806,391
Reductions	(12,768,275)
Realized Gain (Loss)	286,847
Net Change in Unrealized Appreciation (Depreciation)	3,262,567
Value as of May 31, 2026	$55,900,292

Shares as of May 31, 2026	1,177,592

11

SEQUOIA GLOBAL VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026 (Unaudited)

Avantis Real Estate ETF
Dividend / Interest Income	$678,797
Capital Gain Distributions from Underlying Funds	$—

NOTE 7 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the fiscal year ended November 30, 2025, were as follows:

Tax cost of Investments	$975,238,258
Gross tax unrealized appreciation	157,009,861
Gross tax unrealized depreciation	(17,606,262)
Net tax unrealized appreciation (depreciation)	$139,403,599
Undistributed ordinary income	3,105,835
Undistributed long-term gain	—
Total distributable earnings	3,105,835
Other accumulated gain (loss)	(37,358,169)
Total accumulated gain (loss)	$105,151,265
`

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the fiscal year ended November 30, 2025, the Fund did not defer any post-October capital or late-year losses.

For the fiscal year ended November 30, 2025, the Fund had the following capital loss carryforwards that do not expire:

Unlimited Short-Term	Unlimited Long-Term
$(30,517,399)	$(6,840,770)

NOTE 8 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the Current Fiscal Period and fiscal year ended November 30, 2025, were as follows:

Ordinary Income
Fiscal Period Ended May 31, 2026	Fiscal Year ended November 30, 2025
$14,673,956	$22,535,208

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the Current Fiscal Period or subsequent to Current Fiscal Period, that materially impacted the amounts or disclosures in the Fund’s financial statements.
12

SEQUOIA GLOBAL VALUE ETF
FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended November 30, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for the Fund was 84.90%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended November 30, 2025, for the Fund was 46.29%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.
13

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5) Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	August 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	August 3, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	August 3, 2026